Note Employee benefits (Information Popular Inc. shares of common stock held by the plans) (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Defined Benefit Plan, Plan Assets at Fair Value, Valuation Techniques and Inputs [Abstract]
Shares of Popular, Inc. common stock	145,637	275,996
Fair value of shares of Popular, Inc. common stock	$ 6,381,805	$ 7,821,713
Dividends paid on shares of Popular, Inc. common stock held by the plan	$ 21,846	$ 41,399